Related Party Transactions - Summary of related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party [Abstract]
Revenues	$ 8,079	$ 42,628
Direct operating costs	0	(2,535)
General and administrative expenses	(1,134)	(8,811)
Depreciation and amortization	(209)	0
Interest expense	(43,831)	(46,101)
Realized and unrealized gain (loss) on derivative instruments	0	49,832
Other income (expenses), net	$ 0	$ (1,949)